Capital structure and financing - C.3.2. Bank and Development Financial Institution financing (Details)			1 Months Ended			12 Months Ended
	Jul. 04, 2017 USD ($)	Jan. 30, 2017 USD ($)	Apr. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)	[1]	Apr. 30, 3018 USD ($)	Oct. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jul. 04, 2017 PYG (₲)	Jun. 30, 2017 USD ($) payment	May 30, 2017 USD ($)	Jul. 31, 2016 USD ($)	Apr. 15, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Loans received						$ 1,613,000,000	$ 1,198,000,000
Repayments of borrowings, classified as financing activities						546,000,000	1,195,000,000	[1]	$ 821,000,000
PYG Long-Term Loan, 9%
Disclosure of detailed information about borrowings [line items]
Loans received						90,000,000	106,000,000
PYG Long-Term Loan, 10.10%
Disclosure of detailed information about borrowings [line items]
Loans received						61,000,000	65,000,000
Borrowings term	5 years
Borrowings face amount	$ 66,000,000													₲ 367,000,000,000
PYG Long-Term Loan, 10.25%
Disclosure of detailed information about borrowings [line items]
Loans received						9,000,000	0
PYG Long-Term Loan, 8.90%
Disclosure of detailed information about borrowings [line items]
Loans received						19,000,000	0
USD Long-Term Loan, 4.00%
Disclosure of detailed information about borrowings [line items]
Loans received						15,000,000	0
USD Long-Term Loan, 3.80%
Disclosure of detailed information about borrowings [line items]
Loans received						9,000,000	0
BOB Long-Term Loan, 4.30% -1
Disclosure of detailed information about borrowings [line items]
Loans received						10,000,000	0
BOB Long-Term Loan, 4.30% - 2
Disclosure of detailed information about borrowings [line items]
Loans received						10,000,000	0
USD Long-Term Loans, Costa Rica
Disclosure of detailed information about borrowings [line items]
Loans received						148,000,000	76,000,000
Borrowings face amount											$ 150,000,000
Repayments of borrowings, classified as financing activities			$ 72,000,000
USD Long-Term Loans, Chad
Disclosure of detailed information about borrowings [line items]
Loans received						1,000,000	3,000,000
USD Long-Term Loans, Rwanda
Disclosure of detailed information about borrowings [line items]
Loans received						0	40,000,000
Repayments of borrowings, classified as financing activities					$ 40,000,000
USD Long-Term Loans, Tanzania (Zantel)
Disclosure of detailed information about borrowings [line items]
Loans received						90,000,000	96,000,000
USD Short-Term Loans, Luxembourg
Disclosure of detailed information about borrowings [line items]
Loans received						250,000,000	0
MIC S.A. Bridge Facility
Disclosure of detailed information about borrowings [line items]
Loans received						250,000,000
Maximum borrowing capacity						250,000,000						$ 1,000,000,000
MIC S.A. Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings term		5 years
Maximum borrowing capacity		$ 600,000,000
MIC S.A. Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																	$ 50,000,000
COP Long-Term Loans, Colombia
Disclosure of detailed information about borrowings [line items]
Loans received						277,000,000	363,000,000
Repayments of borrowings, classified as financing activities				$ 34,000,000
USD Long-Term Loans, Colombia
Disclosure of detailed information about borrowings [line items]
Loans received						298,000,000	297,000,000
Borrowings face amount															$ 300,000,000
Number of payments | payment															3
Periodic payments															$ 100,000,000
USD Senior Unsecured Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Loans received						50,000,000	50,000,000
Borrowings face amount																$ 50,000,000		$ 50,000,000
USD Credit Facility, El Salvador Due 2021
Disclosure of detailed information about borrowings [line items]
Loans received						24,000,000	29,000,000
Borrowings face amount																		$ 30,000,000
USD Credit Facility, El Salvador Due 2022
Disclosure of detailed information about borrowings [line items]
Loans received						50,000,000	50,000,000
Borrowings term					5 years
Borrowings face amount					$ 50,000,000
USD Credit Facility, El Salvador, Due 2023 - 1
Disclosure of detailed information about borrowings [line items]
Loans received						100,000,000	0
Borrowings term				5 years
Borrowings face amount				$ 100,000,000
USD Credit Facility, El Salvador, Due 2023 - 2
Disclosure of detailed information about borrowings [line items]
Loans received						50,000,000	0
Borrowings face amount				50,000,000
Other Long-Term Loans
Disclosure of detailed information about borrowings [line items]
Loans received						$ 51,000,000	$ 25,000,000
Floating interest rate | USD Long-Term Loans, Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						3.50%
Floating interest rate | USD Long-Term Loans, Chad
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						4.00%
Floating interest rate | USD Long-Term Loans, Rwanda
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						2.90%
Floating interest rate | USD Long-Term Loans, Tanzania (Zantel)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						3.75%
Floating interest rate | USD Short-Term Loans, Luxembourg
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.50%
Fixed interest rate | PYG Long-Term Loan, 9%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						9.00%
Fixed interest rate | PYG Long-Term Loan, 10.10%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.10%					10.10%								10.10%
Fixed interest rate | PYG Long-Term Loan, 10.25%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						10.25%
Fixed interest rate | PYG Long-Term Loan, 8.90%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						8.90%
Fixed interest rate | USD Long-Term Loan, 4.00%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						4.00%
Fixed interest rate | USD Long-Term Loan, 3.80%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						3.80%
Fixed interest rate | BOB Long-Term Loan, 4.30% -1
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						4.30%
Fixed interest rate | BOB Long-Term Loan, 4.30% - 2
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						4.30%
LIBOR | USD Short-Term Loans, Luxembourg
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						1.50%
LIBOR | MIC S.A. Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis																	2.25%
LIBOR | USD Long-Term Loans, Colombia
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						2.50%									2.50%
LIBOR | USD Senior Unsecured Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						3.00%										3.00%		3.00%
LIBOR | USD Credit Facility, El Salvador Due 2021
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						2.25%												2.25%
LIBOR | USD Credit Facility, El Salvador Due 2022
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						3.15%
LIBOR | USD Credit Facility, El Salvador, Due 2023 - 1
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						2.55%
LIBOR | USD Credit Facility, El Salvador, Due 2023 - 2
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						3.00%
IBR | COP Long-Term Loans, Colombia
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						4.10%
Interest rate and currency swap | USD Long-Term Loans, Costa Rica
Disclosure of detailed information about borrowings [line items]
Derivative notional amount													$ 35,000,000
Interest rate swap | USD Long-Term Loans, Costa Rica
Disclosure of detailed information about borrowings [line items]
Derivative notional amount													$ 35,000,000
Interest rate swap | USD Credit Facility, El Salvador, Due 2023 - 1
Disclosure of detailed information about borrowings [line items]
Derivative notional amount				$ 100,000,000

[1]	Re-presented for discontinued operations (shown in note A.4. and E.3.2.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.